UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX  November 6, 2006
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   57
Form 13F Information Table Value Total:   $787331

List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103     8773   114602 SH       SOLE                    50000             64602
American Int'l. Group          common           026874107     7567   114200 SH       SOLE                   108000              6200
Americredit Corp.              common           03060R101    48186  1928200 SH       SOLE                  1610800            317400
Anheuser Busch Co.             common           035229103    15914   334965 SH       SOLE                   238000             96965
Berkshire Hath Cl. A           common           084670108    15520      162 SH       SOLE                        6               156
Berkshire Hath Cl. B           common           084670207     2454      773 SH       SOLE                                        773
Bristol Myers Squibb           common           110122108     6570   263631 SH       SOLE                   152000            111631
CBS Corporation Cl. B          common           124857202      803    28500 SH       SOLE                     1500             27000
Cadbury Schweppes              common           127209302     8038   187947 SH       SOLE                   180000              7947
Chgo Rivet & Machine           common           168088102      335    14238 SH       SOLE                                      14238
Clorox                         common           189054109    17827   282974 SH       SOLE                   220000             62974
Coca-Cola Co.                  common           191216100   107092  2396866 SH       SOLE                  2141500            255366
Colgate Palmolive              common           194162103     5974    96200 SH       SOLE                    95000              1200
ConocoPhillips                 common           20825C104     2143    36000 SH       SOLE                     2000             34000
Discovery Holding A            common           25468Y107    10416   720358 SH       SOLE                   638560             81798
Equifax Inc.                   common           294429105     2357    64200 SH       SOLE                     4000             60200
Federal Home Loan              common           313400301    16332   246225 SH       SOLE                   147000             99225
Federal Nat'l Mtg.             common           313586109     3982    71230 SH       SOLE                    70000              1230
First Data Corp.               common           319963104    14512   345532 SH       SOLE                   163000            182532
Gannett Company                common           364730101      822    14460 SH       SOLE                                      14460
H&R Block                      common           093671105     6524   300100 SH       SOLE                   250000             50100
Henkel KGAA ADR                common           42550U109    15793   128863 SH       SOLE                   110879             17984
Henkel ORD                     common           005002465     8567    69900 SH       SOLE                    57900             12000
Home Depot                     common           437076102     9503   262000 SH       SOLE                   200500             61500
IMS Health                     common           449934108     1993    74800 SH       SOLE                     4000             70800
Interpublic Group Co.          common           460690100    12331  1245558 SH       SOLE                  1164321             81237
Johnson & Johnson              common           478160104    23848   367225 SH       SOLE                   300500             66725
Kinder Morgan Inc.             common           49455P101     2244    21400 SH       SOLE                     1500             19900
Kraft Foods, Inc.              common           50075n104    34986   981103 SH       SOLE                   860000            121103
Lancaster Colony Corp.         common           513847103    46265  1033614 SH       SOLE                   913398            120216
Leucadia Nat'l Corp.           common           527288104     3439   131400 SH       SOLE                     6000            125400
Liberty Media Cap. A           common           53071M302    34184   409052 SH       SOLE                   346795             62257
Liberty Media Int. A           common           53071M104    40696  1996879 SH       SOLE                  1735975            260904
MBIA Inc.                      common           55262C100     2516    40950 SH       SOLE                    40000               950
MGIC Investment                common           552848103     1855    30925 SH       SOLE                    30000               925
Markel Corp.                   common           570535104     1051     2560 SH       SOLE                                       2560
Marsh & McLennan               common           571748102     4348   154450 SH       SOLE                    83000             71450
Microsoft Corp.                common           594918104    65144  2383620 SH       SOLE                  2018000            365620
PepsiCo Inc.                   common           713448108     6253    95820 SH       SOLE                    90000              5820
Pfizer Inc.                    common           717081103    33479  1180484 SH       SOLE                   960500            219984
Procter & Gamble Co.           common           742718109     2389    38547 SH       SOLE                                      38547
Quanta Cap. Holdings           common           G7313F106     4792  2604500 SH       SOLE                  2454800            149700
TJX Co.                        common           872540109     2268    80900 SH       SOLE                     4000             76900
Torchmark Corp.                common           891027104      902    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      262     8000 SH       SOLE                                       8000
Trizec Properties              common           89687P107     2432    84114 SH       SOLE                    60000             24114
Tyco Int'l LTD                 common           902124106    25919   926007 SH       SOLE                   706000            220007
U.S. Bancorp                   common           902973304     5826   175380 SH       SOLE                   150000             25380
Unilever NV (NEW)              common           904784709    20812   848085 SH       SOLE                   795000             53085
United Parcel Service          common           911312106     2454    34108 SH       SOLE                     2000             32108
Viacom Inc. Cl. B              common           92553P201    14199   381900 SH       SOLE                   346500             35400
Wal Mart Stores Inc.           common           931142103    23387   474196 SH       SOLE                   377500             96696
Washington Mutual              common           939322103     1739    40000 SH       SOLE                    40000
Wesco Financial Co.            common           950817106     2963     6780 SH       SOLE                                       6780
Wm. Wrigley Jr. Co.            common           982526105    16966   368350 SH       SOLE                   350500             17850
Wyeth                          common           983024100      203     4000 SH       SOLE                                       4000
eBay Inc.                      common           278642103     9183   323800 SH       SOLE                   310000             13800